GENERAL (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended		6 Months Ended
	Aug. 28, 2012	Jun. 21, 2012	Jun. 30, 2012	Jun. 30, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Percent of outstanding ordinary shares sold in transaction			50.03%
Debt and equity capital raised			$ 11,903
Convertible debenture prepayment		1,450	1,450
Proceeds frrom stock offering and exercise of options	$ 31,625